Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share Abstract
Loss attributable to owners of the Company	SFr (26,528,411)	SFr (17,058,443)	SFr (8,200,165)
Weighted average number of shares outstanding	910,723	662,314	300,707
Basic loss per share	SFr (29.13)	SFr (25.76)	SFr (27.27)